Net Pension Assets - Summary of Reconciliation of Net Pension Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 8,826	$ 6,050	$ 2,522
Current service cost	(1,767)	(1,724)	(1,638)
Interest (cost) income	210	173	110
Return on plan assets greater (less) than discount rate	(21)	518	701
Experience (gain) loss	(2,033)	(1,052)	(809)
Investment return	88	27	105
Gross benefits paid	(440)	(513)	(599)
Assumption changes	(226)	(67)	222
Employer contributions	(1,677)	3,970	3,749
Benefits paid	215	236	183
Adjustments	10	1,208	1,504
Ending balance	3,185	8,826	6,050
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(16,498)	(14,468)	(12,778)
Current service cost	(1,767)	(1,724)	(1,638)
Interest (cost) income	(568)	(516)	(422)
Experience (gain) loss	(2,033)	(1,052)	(809)
Assumption changes	(226)	(67)	222
Benefits paid	1,095	1,329	957
Ending balance	(19,997)	(16,498)	(14,468)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	25,946	22,273	18,559
Interest (cost) income	778	689	532
Return on plan assets greater (less) than discount rate	(21)	518	701
Investment return	88	27	105
Gross benefits paid	(440)	(513)	(599)
Employer contributions	(1,677)	3,970	3,749
Benefits paid	(880)	(1,018)	(774)
Ending balance	23,794	25,946	22,273
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(622)	(1,755)	(3,259)
Benefits paid		(75)
Adjustments	10	1,208	1,504
Ending balance	$ (612)	$ (622)	$ (1,755)